Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ABSOLUTE SELECT ETF
Prospectus [Line Items]
Annual Return [Percent]	15.09%	12.87%	4.59%	(0.96%)	12.48%